FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 2,878,004	$ 4,634,160	$ 3,181,724
% of total borrowings	100.00%	100.00%
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 2,602,234	$ 3,488,549
% of total borrowings	90.00%	75.00%
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings.	$ 275,770	$ 1,145,611
% of total borrowings	10.00%	25.00%